UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment  [  ];  Amendment Number:
              This Amendment (check one): [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Clifford W. Henry
Title:      President
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Clifford W. Henry        New York, NY                  08/15/03
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total: $ 73952(Thousands)

List of Other Included Managers:          None


                     TITLE             MKT VAL   AMT    INV  OTH    VOTE AUTH
ISSUER               OF CL    CUSIP   (x$1000)  (SHS)   DISC MGR   SOLE  NONE

ADVANCE PCS           COM   00790K109  1530     40000   SOLE      10850  29150
AMAZON.COM            COM   023135106  3027     83350   SOLE      20100  63250
APOLLO GRP INC        CL A  037604105  3338     54008   SOLE      13059  40949
APOLLO GRP UNV PHX    COM   037604204  3475     69108   SOLE      17550  51558
ASIAN INFO HOLDINGS   COM   04518A104  1768     216700  SOLE      56250  160450
ASK JEEVES            COM   045174109  1917     140425  SOLE      32950  107475
AVID TECHNOLOGY INC   COM   05367P100  3061     86650   SOLE      20650  66000
CAREER EDUC CORP      COM   141665109  3117     45633   SOLE      11000  34633
CAREMARK RX INC       COM   141705103  2568     100000  SOLE      27650  72350
CENTRAL EURO DIST     COM   153435102  1762     87225   SOLE      20925  66300
CHINA TELECOM         COM   169426103  682      30000   SOLE      7200   22800
CLICK2LEARN.COM INC   COM   18681S106  610      352500  SOLE      87450  265050
COGNOS INC            COM   19244C109  406      15000   SOLE      3950   11050
CORINTHIAN COLLEGES   COM   218868107  1932     40000   SOLE      9550   30450
CORPORATE EXEC BD     COM   21988R102  1782     44000   SOLE      10650  33350
CYMER INC             COM   232572107  930      29000   SOLE      7000   22000
EARTHLINK INC         COM   270321102  1197     150000  SOLE      39150  110850
EXPEDIA INC           COM   302125109  1648     21650   SOLE      5100   16550
EXPRESS SCRIPTS INC   COM   302182100  1505     22000   SOLE      5800   16200
FINDWHAT              COM   317794105  1379     72150   SOLE      17100  55050
HORIZON ORGANIC HDG   COM   44043T103  1414     59450   SOLE      13450  46090
HYPERION SOLNS CORP   COM   44914M104  810      24000   SOLE      6300   17700
ICU MEDICAL INC       COM   44930G107  2447     78700   SOLE      19000  59700
INTERACTIVE CORP      COM   45840Q101  4208     107     SOLE      25760  81240
KROLL INC             COM   501049100  915      33900   SOLE      8050   25850
MERCURY INTERACTIVE   COM   589405109  1657     42750   SOLE      10300  32450
MICROSTRATEGY         COM   594972408  806      22000   SOLE      5650   16350
NII HOLDINGS          COM   62913F201  1719     44900   SOLE      10650  34250
PACKETEER INC         COM   695210104  868      56100   SOLE      13350  42750
PEOPLESOFT            COM   712713106  855      48700   SOLE      13500  35200
PRIMA ENERGY CORP     COM   741901201  313      15000   SOLE      6050   8950
RETEK INC             COM   76128Q109  2331     370000  SOLE      87650  282350
STAKE TECH LTD        COM   852559103  2083     295000  SOLE      71550  223450
STERICYCLE INC        COM   858912108  2921     76150   SOLE      19300  56850
TEVA PHARMACEUTICAL   COM   881624209  4120     72400   SOLE      17400  55000
UNITED NATURAL FOODS  COM   911163103  1464     51620   SOLE      12965  38655
UTSTARCOM INC         COM   918076100  2210     62000   SOLE      15100  46900
WHOLE FOODS MARKET    COM   966837106  1627     34225   SOLE      8400   25825
YAHOO INC             COM   984332106  3550     108550  SOLE      26200  82350